Intangible Assets, Net (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of July 1, 2019	$ 427,769
Addition	940,913
Amortization	(232,871)	$ (164,351)	$ (53,827)
Foreign currency translation adjustment	8,768
Balance as of June 30, 2020	$ 1,144,579	$ 427,769